Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shanda Games [Member] USD ($)	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] CNY	Dec. 31, 2010 Shanda Games [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net cash generated / (used) in operating activities	$ 237,287	1,478,315	1,399,205	1,745,332	$ 770	4,796	(7,603)	1,090
Net cash generated / (used) in investing activities	(93,865)	(584,780)	(1,022,727)	(1,950,229)	(85,568)	(533,097)	530,776	(609,701)
Net cash generated / (used) in financing activities	(101,891)	(634,793)	(86,743)	(20,558)	101,093	629,821	(769,060)	679,627
Effect of foreign exchange rate changes on cash and cash equivalents	1,055	6,571	(26,030)	(1,925)	(22)	(141)	(8,191)	(7,562)
Net increase / (decrease) in cash and cash equivalents	42,586	265,313	263,705	(227,380)	16,273	101,379	(254,078)	63,454
Cash and cash equivalents, beginning of year	294,614	1,835,476	1,571,771	1,799,151	4,675	29,127	283,205	219,751
Cash and cash equivalents, end of year	$ 337,200	2,100,789	1,835,476	1,571,771	$ 20,948	130,506	29,127	283,205